General	12 Months Ended
Dec. 31, 2024
General [Abstract]
GENERAL

Note 1 - GENERAL:

A.	General description of the Company and its operations

Brenmiller Energy Ltd. (hereinafter – “The Company” or “the Parent Company”) was incorporated and commenced its business operations in Israel in 2012. The Company’s registered offices are in Rosh Ha’Ayin in Israel. On May 25, 2022, the Company’s ordinary shares (the “Ordinary Shares”) were listed and began trading on the Nasdaq Stock Market LLC (“Nasdaq”; CIK – “BNRG”). On September 11, 2023, the Company’s voluntary delisting of its securities from the Tel Aviv Stock Exchange (“TASE”) took effect (the last trading day was September 7, 2023).

The Company is a technology company that develops, produces, markets and sells thermal energy storage (“TES”) systems based on our proprietary and patented bGen™ technology. The use of the Company’s technology allows electrification and decarbonization of the industrial industry sector resulting in better integration with renewable energy sources and further reduction of carbon emissions. Through 2022, the Company’s main activity was focused on the development of its technology and its application into products and commercial solutions. In 2023, the Company commenced the commercialization of its products and services and assembled a new production line to facilitate commercial operations, that commenced operations in October 2024.

As of December 31, 2024, the Company has three wholly owned subsidiaries (in Israel, the Netherlands and the United States) that are currently inactive, or are in the early stages of operations (“the Group”). As to the establishment of a new joint venture in 2024 in Spain – see Note 6.

B.	The impact of the regional war involving Israel

While none of our facilities or infrastructure have been damaged since the war in Israel broke out on October 7, 2023, the import and export of goods may experience disruptions in and out of Israel as a result of such military conflict and terrorist attacks on the sea routes in the Red Sea region. A prolonged war could result in further military reserve duty call-ups in the future as well as irregularities to our supply chain and the movement of components and raw material into Israel and our finished products exported from Israel. The Company’s operations, including its production facility, are located in Israel. The war has slowed down the Company’s ability to fully operate the new production facility due to delays in delivery of machinery and shortage in man-power caused by military reserve call-ups, in addition, the Company is required to find alternative sources of materials and supplies and to cope with increasing costs. A negative sentiment towards Israel and Israeli companies may also affect international markets that may, in turn, affect the Company commercially and its ability to raise funds. Such disruption, including the escalation of the political situation in Israel, could materially adversely affect the Company’s business, prospects, financial condition, and results of operations.

C.	Liquidity

The Company has not yet generated significant revenues from its operations and has an accumulated deficit as of December 31, 2024, as well as a history of net losses and negative operating cash flows. Towards the end of 2024, the Company started the operations of its new production line, which facilitates the shift in operations from the development stage to commercial operations and commenced the production of TES systems under sale type lease agreements with two Israeli customers. However, the Company expects to continue incurring losses and negative cash flows from operations until its products reach profitability. As a result of these expected losses and negative cash flows from operations, along with the Company’s current cash position, the Company has concluded that these conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and services, raising capital through private and public offerings (including the use of an at-the-market offering) and through government grants under approved research and development plans and approved projects (Note 12). In addition, management is planning to find additional cash sources through additional equity and debt financing (see also Note 10 with respect to EIB requirements).

There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce, delay, or adjust its operating expenses, including commercialization of existing products or be unable to expand its operations, as desired.